CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenue:
Commissions		¥ 111,501	¥ 110,838	¥ 241,844	¥ 206,471
Fees from investment banking		44,867	20,620	69,364	40,442
Asset management and portfolio service fees		58,177	49,689	118,117	95,781
Net gain on trading		62,551	129,011	187,299	287,573
Gain on private equity investments		602	489	1,756	202
Interest and dividends		111,540	108,775	225,189	213,692
Gain (loss) on investments in equity securities		(10,882)	2,884	(1,696)	9,234
Other		39,551	28,514	84,482	59,579
Total revenue		417,907	450,820	926,355	912,974
Interest expense		81,303	76,987	165,719	168,303
Net revenue	[1]	336,604	373,833	760,636	744,671
Non-interest expenses:
Compensation and benefits		149,723	140,823	305,619	309,590
Commissions and floor brokerage		32,621	33,599	66,864	61,189
Information processing and communications		48,219	45,961	96,153	90,857
Occupancy and related depreciation		19,173	18,224	37,902	36,777
Business development expenses		8,454	9,071	16,784	16,998
Other		58,537	52,150	111,425	103,581
Total non-interest expenses		316,727	299,828	634,747	618,992
Income before income taxes		19,877	74,005	125,889	125,679
Income tax expense (benefit)		(28,377)	20,894	7,991	51,291
Net income		48,254	53,111	117,898	74,388
Less: Net income attributable to noncontrolling interests		1,695	239	2,597	1,656
Net income attributable to NHI shareholders		¥ 46,559	¥ 52,872	¥ 115,301	¥ 72,732
Basic-
Net income attributable to NHI shareholders per share		¥ 12.95	¥ 14.53	¥ 32.06	¥ 19.87
Diluted-
Net income attributable to NHI shareholders per share		¥ 12.63	¥ 14.15	¥ 31.26	¥ 19.34

[1]	There is no revenue derived from transactions with a single major external customer.